NOTE 13 - Share Based Compensation: Schedule of Summary of activity of options granted to purchase the Company's Shares (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,980,562	1,902,090
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.32	$ 6.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	1,902,090	1,807,456
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 6.3	$ 6.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	104,425	214,885
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.07	$ 6.23
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	(8,929)	(106,132)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 4.04	$ 3.67
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	(17,024)	(14,119)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 6.79	$ 5.89
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	1,980,562	1,902,090
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 6.32	$ 6.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,749,670	1,620,445
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 6.24